Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations
Net revenues	$ 5,993,409	$ 7,613,626	$ 7,468,610
Cost of revenues	4,994,090	6,333,643	6,205,474
Gross profit	999,319	1,279,983	1,263,136
Operating expenses:
Selling and distribution expenses	487,947	369,670	558,926
General and administrative expenses	515,204	440,488	342,129
Research and development expenses	120,792	100,844	69,822
Other operating income, net	(94,543)	(84,339)	(63,802)
Total operating expenses	1,029,400	826,663	907,075
Income (loss) from operations	(30,081)	453,320	356,061
Other income (expenses):
Interest expense	(137,468)	(114,099)	(74,266)
Interest income	88,470	51,621	40,615
Loss on change in fair value of derivatives, net	(51,400)	(27,504)	(44,489)
Foreign exchange gain, net	46,750	30,555	77,689
Investment income, net	1,427	14,632	858
Total other income (expenses)	(52,221)	(44,795)	407
Income (loss) before income taxes and equity in earnings (losses) of affiliates	(82,302)	408,525	356,468
Income tax benefit (expense)	16,576	(59,501)	(73,353)
Equity in earnings (losses) of affiliates	(12,136)	14,610	15,440
Net income (loss)	(77,862)	363,634	298,555
Less: net income (loss) attributable to non-controlling interests and redeemable non-controlling interests	(113,913)	89,447	58,587
Net income attributable to Canadian Solar Inc.	$ 36,051	$ 274,187	$ 239,968
Earnings per share - basic	$ 0.54	$ 4.19	$ 3.73
Shares used in computation - basic	66,616,400	65,375,084	64,324,558
Earnings per share - diluted	$ 0.54	$ 3.87	$ 3.44
Shares used in computation - diluted	66,939,428	72,194,006	71,183,135